INCOME TAXES, Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Future income tax benefits [Abstract]
Insurance and employee benefits	$ 76	$ 76
Other asset basis differences	128	126
Other liability basis differences	556	331
Tax loss carryforward	236	159
Tax credit carryforwards	55	60
Valuation allowances	(128)	(107)
Deferred tax assets	923	645
Future income taxes payable [Abstract]
Intangible assets	392	403
Other asset basis differences	297	165
Deferred tax liabilities	$ 689	$ 568